Cobalt Inventory	12 Months Ended
Dec. 31, 2023
Cobalt Inventory [Abstract]
Cobalt Inventory
12.	Cobalt Inventory
The Company carries its cobalt inventory, which is recorded using weighted average costing, at the lower of cost or net realizable value. A summary of the inventory on hand at December 31, 2023 and December 31, 2022 is as follows:

	December 31	December 31
(in thousands)	2023	2022

Cobalt Inventory, carried at:

Cost	$1,372	$-

Net realizable value	-	10,530

Total cobalt inventory	$1,372	$10,530
At December 31, 2022, the Company recorded an inventory write down of $
2
million. This inventory was fully sold during 2023, and no further inventory write down was required during
2023
.